Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Issued capital	Total other reserves, net of tax	Reserves for exchange rate differences	Cash flow hedge reserve	Actuarial gains or losses in employee benefits	Other reserves	Retained earnings	Controlling Equity	Non-Controlling interests	Total
Equity at beginning of period at Dec. 31, 2016	$ 270,737,574	$ 254,159,496	$ (168,744,355)	$ (2,448,175)	$ (1,785,032)	$ 427,137,058	$ 295,708,512	$ 820,605,582	$ 21,564,445	$ 842,170,027
Comprehensive Income
Earnings							117,835,790	117,835,790	1,164,935	119,000,725
Other comprehensive income		(69,110,268)	(68,333,217)	(646,496)	(130,555)			(69,110,268)	(380,457)	(69,490,725)
Total comprehensive income		(69,110,268)	(68,333,217)	(646,496)	(130,555)		117,835,790	48,725,522	784,478	49,510,000
Dividends							(78,021,048)	(78,021,048)	(425,630)	(78,446,678)
Total changes in equity		(69,110,268)	(68,333,217)	(646,496)	(130,555)		39,814,742	(29,295,526)	358,848	(28,936,678)
Equity at end of period at Dec. 31, 2017	270,737,574	185,049,228	(237,077,572)	(3,094,671)	(1,915,587)	427,137,058	335,523,254	791,310,056	21,923,293	813,233,349
Changes in accounting policies							79,499,736	79,499,736		79,499,736
Restated opening balance	270,737,574	185,049,228	(237,077,572)	(3,094,671)	(1,915,587)	427,137,058	415,022,990	870,809,792	21,923,293	892,733,085
Comprehensive Income
Earnings							96,603,371	96,603,371	847,375	97,450,746
Other comprehensive income		(80,232,736)	(69,596,956)	(10,597,290)	(38,490)			(80,232,736)	(391,154)	(80,623,890)
Total comprehensive income		(80,232,736)	(69,596,956)	(10,597,290)	(38,490)		96,603,371	16,370,635	456,221	16,826,856
Dividends							(85,475,291)	(85,475,291)	(2,477,897)	(87,953,188)
Increase (decrease) from other changes		6,037,597		23,029		6,014,568	36,070,393	42,107,990		42,107,990
Total changes in equity		(74,195,139)	(69,596,956)	(10,574,261)	(38,490)	6,014,568	47,198,473	(26,996,666)	(2,021,676)	(29,018,342)
Equity at end of period at Dec. 31, 2018	270,737,574	110,854,089	(306,674,528)	(13,668,932)	(1,954,077)	433,151,626	462,221,463	843,813,126	19,901,617	863,714,743
Comprehensive Income
Earnings							173,721,928	173,721,928	1,524,297	175,246,225
Other comprehensive income		(33,860,238)	(32,401,812)	(1,181,751)	(276,675)			(33,860,238)	(147,226)	(34,007,464)
Total comprehensive income		(33,860,238)	(32,401,812)	(1,181,751)	(276,675)		173,721,928	139,861,690	1,377,071	141,238,761
Dividends							(86,568,579)	(86,568,579)	(1,024,430)	(87,593,009)
Increase (decrease) from other changes							51,543,453	51,543,453		51,543,453
Total changes in equity		(33,860,238)	(32,401,812)	(1,181,751)	(276,675)		138,696,802	104,836,564	352,641	105,189,205
Equity at end of period at Dec. 31, 2019	$ 270,737,574	$ 76,993,851	$ (339,076,340)	$ (14,850,683)	$ (2,230,752)	$ 433,151,626	$ 600,918,265	$ 948,649,690	$ 20,254,258	$ 968,903,948